INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

12.                INCOME TAXES

The Company and its non-PRC subsidiaries, AutoNavi BVI, and AutoNavi Investment are tax exempted companies incorporated in the Cayman Islands and the British Virgin Islands, respectively.

No income tax expense provision for AutoNavi Asia, which was incorporated in Hong Kong, was made for the years ended December 31, 2010, 2011 and 2012 as AutoNavi Asia did not have any assessable profits arising in or derived from Hong Kong.

The Company’s PRC subsidiaries and VIEs are generally subject to an enterprise income tax at 25% tax rate pursuant to the Enterprise Income Tax Law (the “EIT Law”), other than the preferential tax treatments enjoyed by certain entities described below.

Enterprises that meet the definition of “Manufacturing foreign-invested enterprise” (MFIE) under EIT Law prior to January 1, 2008 are entitled to a two-year exemption from income tax starting in its first tax-profitable year, followed by a 50% reduction in tax rate for the succeeding three years. ADF Navigation was certified as MFIE in 2008 by the relevant tax authorities and therefore was entitled to exemption for the years of 2008 and 2009 and a 12.5% preferential tax rates for 2010, 2011 and 2012.

Under the EIT Law, an enterprise which qualifies as a “High and new technology enterprise” (“the HNTE”) is entitled to a tax rate of 15%. The HNTE status is valid for three years and qualifying entities can apply to renew for an additional three years provided their business operations continue to qualify for the HNTE status. AutoNavi Software and PDAger obtained the HNTE status in 2008 and renewed the HNTE qualification in 2011. AutoNavi Technology, MapABC Technology, Xingtiandi Technology obtained the HNTE status in 2009 and renewed the HNTE qualification in 2012. AutoNavi Xiamen obtained the HNTE status in 2009 and is expected to obtain the renewed HNTE certificate in 2013.

As a HNTE located in Zhongguancun, a district in Beijing, PRC, AutoNavi Technology is entitled to the tax-exemption in 2009 followed by a reduced tax rate of 7.5% for the subsequent three years.

The preferential tax rates, which were used to calculate the tax provision based on the EIT Law, as of balance sheet date, are presented in the following table.

	2010	2011	2012
ADF Navigation	12.5%	12.5%	12.5%
AutoNavi Software*	10%	15%	15%
AutoNavi Technology	7.5%	7.5%	7.5%
MapABC Technology	15%	15%	15%
Xingtiandi Technology	15%	15%	15%
AutoNavi Xiamen	15%	15%	15%
PDAger	15%	15%	15%

*                         On February 21, 2011, AutoNavi Software was qualified as a “key software company” and therefore was entitled to a preferential tax rate of 10% for 2010.

In calculating deferred tax assets and liabilities, the Group assumed its qualifying entities will continue to renew the HNTE status at the conclusion of valid period. If the Group’s qualifying entities failed to obtain renewals of the HNTE, then the deferred tax liability balance would increase by $324 as of December 31, 2012, which would be an increase to the income tax expense.

Income tax expenses from continuing operations were as follows:

	Year ended December 31,
	2010	2011	2012
Income tax expenses:
Current	4,222	5,972	7,998
Deferred	(181)	(886)	(784)
Total	4,041	5,086	7,214

The principal components of deferred income taxes were as follows:

	December 31,
	2011	2012
Current deferred tax assets
Accrued expense	1,214	1,540
Allowance for doubtful accounts	141	298
Current deferred tax assets	1,355	1,838
Non-current deferred tax assets
Net operating loss carry forwards	845	256
Less: valuation allowance	(621)	(106)
Non-current deferred tax assets, net	224	150
Deferred tax assets, net	1,579	1,988
Non-current deferred tax liabilities
Acquired intangible assets, net	1,345	966
Deferred tax liabilities	1,345	966

The net operating loss carry-forwards for the PRC subsidiaries was $1,245 as of December 31, 2012 and will expire on various dates through 2017. The net operating loss carry forwards cannot be transferable or utilized by other entities within the Group. As of December 31, 2011 and 2012, valuation allowance of $621 and $106, respectively, were provided as it is more likely than not that certain entities of the Group will not be able to utilize them before expiration.

A reconciliation between the provision for income tax computed by applying statutory PRC enterprise income tax rate of 25%, and the actual provision of income taxes is as follows:

	For the year ended December 31,
	2010	2011	2012
Net income before provision for income taxes	24,473	44,116	46,176
Statutory tax rate in PRC	25%	25%	25%
Income tax at statutory tax rate	6,118	11,029	11,544
Non-deductible expenses	676	643	823
Super deductions of R&D expenses	(1,058)	(1,323)	(1,139)
Change in valuation allowance	—	621	(11)
Effect of the different income tax rates in other jurisdictions	1,529	563	2,583
Effect of tax holiday and preferential tax rates	(3,224)	(6,447)	(6,586)
Income tax expenses	4,041	5,086	7,214
Effective tax rate	16.51%	11.53%	15.62%

In August 2012, the Company sold all its equity interest in XuanCai to a third party. The valuation allowance related to the loss carry-forward from XuanCai was $508 as of December 31, 2011, which was disposed and not included in the calculation of changes in valuation allowance for the purpose of the above reconciliation.

For the years ended December 31, 2010, 2011 and 2012, if the Group’s entities in the PRC were neither in a tax holiday period nor had they been specifically allowed special tax concessions, income tax expense and earnings per share amounts would be as follows:

	For the year ended December 31,
	2010	2011	2012
Provision for income taxes	7,265	11,533	13,800
Net income per ordinary share-basic	0.09	0.16	0.16
Net income per ordinary share-diluted	0.09	0.15	0.15

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2010, 2011 and 2012. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2012.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties occurs within the PRC. On April 22, 2009, the State Administration of Taxation (the “SAT”) issued the Notice Regarding the Determination of Chinese-Controlled Offshore Incorporated Enterprises as PRC Tax Resident Enterprises on the Basis of De Facto Management Bodies, or Circular 82, which provides certain specific criteria for determining whether the “de facto management body” of a Chinese-controlled offshore-incorporated enterprise is located in China.  In addition, on August 3, 2011, the SAT issued a bulletin to made clarification in the areas of resident status determination, post-determination administration, as well as competent tax authorities. The Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. However, if the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

If any entity within the Group that is outside the PRC were to be a non-resident for PRC tax purposes, dividends paid to it out of profits derived from the sources within the PRC earned after January 1, 2008 would be subject to a withholding tax at a rate of 10%, subject to reduction by an applicable tax treaty with the PRC.

Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution to the Company of approximately $127,547 at December 31, 2012 are considered to be indefinitely reinvested under authoritative pronouncement, because the Company does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. Accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

Aggregate undistributed earnings of the Company’s VIEs and its VIEs’ subsidiaries located in the PRC that are available for distribution to the Company were approximately $93,098 at December 31, 2012. A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amount in domestic subsidiaries However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Company has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because it believes such excess earnings can be distributed in a manner that would not be subject to income tax.

In accordance with relevant PRC tax administration laws, tax years from 2007 to 2012 of the Group’s PRC subsidiaries, the VIEs and the VIEs’ subsidiaries remain subject to tax audits as of December 31, 2012, at the tax authority’s discretion.